Issued share capital, share premium account and share options (Details) - EUR (€) € / shares in Units, € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Authorized capital	€ 10.7	€ 10.7	€ 10.7
Issued capital	6.4	6.9	6.9
Ordinary shares.
Disclosure of classes of share capital [line items]
Authorized capital	€ 9.3	€ 9.3	€ 9.3
Number of shares authorized	1,550,000,000	1,550,000,000	1,550,000,000
Par value	€ 0.006	€ 0.006	€ 0.006
Number of shares issued	1,063,868,001	1,140,045,528	1,138,674,528
Issued capital	€ 6.4	€ 6.9	€ 6.9
Class B share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7	€ 0.7	€ 0.7
Number of shares authorized	1,368,000,000	1,368,000,000	1,368,000,000
Par value	€ 0.0005	€ 0.0005	€ 0.0005
Deferred Share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7	€ 0.7	€ 0.7
Number of shares authorized	1,368,000,000	1,368,000,000	1,368,000,000
Par value	€ 0.0005	€ 0.0005	€ 0.0005